Income taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income taxes	Income taxes
Income tax expense differs from the amount that would be computed by applying the Federal and Provincial statutory income tax rates to income before income taxes. The reasons for the differences are as follows:

Year ended December 31,	2020	2019
Income before income taxes	$60,472	$39,991
Tax rate	23.00%	26.50%
Expected expense	$13,909	$10,598
Decrease related to:
Impact of enacted future statutory income tax rates	(211)	(5,797)
Rate differential on equity earnings in affiliates and joint ventures	(1,606)	(859)
Other	(828)	(1,097)
Deferred income tax expense	$11,264	$2,845
Current income tax expense	—	13
Total income tax expense	$11,264	$2,858
The deferred tax assets and liabilities are summarized below:

	December 31, 2020	December 31, 2019
Deferred tax assets:
Non-capital and net capital loss carryforwards	$40,758	$44,763
Finance lease obligations	27,736	27,220
Stock-based compensation	2,872	3,393
Other	1,990	682
Subtotal	$73,356	$76,058
Less: valuation allowance	(391)	(881)
	$72,965	$75,177

Deferred tax liabilities:
Contract assets	$1,524	$4,805
Property, plant and equipment	117,768	106,104
Other	1,461	1,114
	$120,753	$112,023

Net deferred income tax liability	$47,788	$36,846
Classified as:

	December 31, 2020	December 31, 2019
Deferred tax asset	$16,407	$15,655
Deferred tax liability	(64,195)	(52,501)
	$(47,788)	$(36,846)
The Company and its subsidiaries file income tax returns in the Canadian federal jurisdiction, multiple provincial jurisdictions, the U.S. federal jurisdiction and two U.S state jurisdictions.
At December 31, 2020, the Company has a deferred tax asset of $40,367 resulting from non-capital loss carryforwards of $175,507, which expire as follows:

December 31, 2020
2026	$279
2031	179
2032	4,672
2033	5,893
2034	819
2036	3,125
2037	17,799
2038	86,979
2039	39,470
2040	16,292
$175,507
At December 31, 2020, the Company has recorded a valuation allowance against the deferred tax asset of $391 resulting from net capital loss carryforwards of $3,399, which have an indefinite life.
On October 20, 2020, Bill 35 was substantively enacted which accelerated the previous Job Creation Tax Cut, resulting in a reduction to the Alberta general corporate income tax rate from 10% to 8% on July 1, 2020. Due to the reduction in Alberta general corporate income tax rate, the Company has remeasured its deferred tax assets and deferred tax liabilities as at December 31, 2020.